Fair Value - Summary of Carrying Amounts of Financial Assets and Financial Liabilities that are Classified as at Fair Value Through Profit or Loss (Detail) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets at fair value through profit or loss [member]
Disclosure of fair value financial assets and liabilities [line items]
Trading	€ 13,479	€ 10,910
Designated	233,647	234,591
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Trading	13,828	11,175
Designated	59,625	60,417
Investment contracts for account of policyholders [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value financial assets and liabilities [line items]
Designated	223,705	225,788
Investment contracts for account of policyholders [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Designated	59,625	59,956
Derivatives with negative values not designated as hedges [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value financial assets and liabilities [line items]
Trading	13,364	10,634
Derivatives with negative values not designated as hedges [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Trading	13,828	11,175
Borrowings [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of fair value financial assets and liabilities [line items]
Designated		461
Investment income related to general account [member] | Financial assets at fair value through profit or loss [member]
Disclosure of fair value financial assets and liabilities [line items]
Trading	114	277
Designated	€ 9,943	€ 8,803